Post-Employment Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ 18,854	₩ 23,942	₩ 5,274
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	1,897,025	2,048,687
Interest income	86,280	107,735
Remeasurements (before tax)	(11,781)	(870)
Contributions by employer directly to plan assets	1,499	2,219
Benefit payments	(369,112)	(260,528)
Net transfers from (to) related parties		(218)
Fair value of plan assets at December 31	₩ 1,603,911	₩ 1,897,025	₩ 2,048,687